Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged Against Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Short-term borrowings	¥ 1,407	¥ 669
Current portion of long-term debt	12,844	12,800
Long-term debt	28,148	18,199
Total	¥ 42,399	¥ 31,668